Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	70 Months Ended
	Sep. 17, 2018	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000204431
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anfield Universal Fixed Income ETF
Without Sales Load [Member] | C000204431
Average Annual Return [Line Items]
Average Annual Return, Percent		9.49%	1.91%	1.71%
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return, Percent		5.71%	1.44%	1.90%
Anfield Universal Fixed Income ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		10.00%	1.85%	1.73%
ICE BofA SOFR Overnight Rate Index (LUS0)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.56%	2.24%	2.26%